Summary of Significant Accounting Policies (Details 2)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Methods		Life of lease
Computer [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years